Redeemable Preferred Stock - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Jan. 25, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021
Redeemable Preferred Stock [Line Items]
Conversion of Series X preferred stock in connection with the reverse recapitalization (in shares)			2,033,230
Reverse recapitalization, conversion price (usd per share)	$ 10.00
Redeemable preferred shares outstanding (in shares)			0	2,033,230
Redeemable Series X preferred stockholders
Redeemable Preferred Stock [Line Items]
Redeemable preferred shares par value (in usd per share)		$ 0.00001
Dividend rate (as percent)		7.00%
Conversion of Series X preferred stock in connection with the reverse recapitalization (in shares)	2,033,230
Preferred stock dividends and redemption	$ 21.4
Redeemable preferred shares issued (in shares)		0
Redeemable preferred shares outstanding (in shares)	2,033,230	0
Common Class A
Redeemable Preferred Stock [Line Items]
Conversion of Series X preferred stock in connection with the reverse recapitalization (in shares)	2,140,340